UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [X]; Amendment Number: 9

This Amendment (check only one):            [X] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RLH Management
Address:  1114 Avenue of the Americas
          New York, NY  10036

13F File Number:  28-6874

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard L. Haydon
Title:   Managing General Partner
Phone:   (212) 277-5606

Signature, Place, and Date of Signing:

          /S/ RICHARD L. HAYDON     New York, NY
         [Signature]                [City, State]


         [Date] 3/20/00





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Report Type (Check only one):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)







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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         23

Form 13F Information Table Value Total:     $ 48,319
                                            (thousands)


List of Other Included Managers:

NONE







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                                     FORM 13F INFORMATION TABLE


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


   COLUMN 1                  COLUMN   2        COLUMN 3     COLUMN 4    COLUMN 5             COLUMN 6 COLUMN 7        COLUMN 8
   --------                  --------          --------     --------    --------             -------- --------        --------
                                                            VALUE       SHRS OR SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS        CUSIP        (x$1000)    PRN AMT PRN CALL  DISCRETION  MANAGERS    SOLE  SHARED  NONE
--------------           ------------------    --------     -------     ------- --------- ----------  --------   ------  ----   ----

CENDANT CORP                          COM      151313 10 3   $4,887    183,992            SOLE                  183,992
COLE NATIONAL CORP                    CL A     193290 10 3     $328     65,600            SOLE                   65,600
CONECTIV INC                          COM      206829 10 3   $1,362     81,000            SOLE                   81,000
CORAM HEATHCARE CORP                  COM      218103 10 9   $2,675  2,675,304            SOLE                2,675,304
COYOTE NETWORK SYSTEMS INC            COM      22406P 10 8   $4,340    798,000            SOLE                  798,000
EDISON INTL                           COM      281020 10 7     $340     13,000            SOLE                   13,000
ESPEED                                CL A     296643 10 9   $1,227     34,500            SOLE                   34,500
FEDERAL MOGUL CORP                    COM      313549 10 7   $1,610     80,000            SOLE                   80,000
FRANCHISE FIN CORP AMER               COM      351807 10 2     $718     30,000            SOLE                   30,000
GRIFFON CORP                          COM      398433 10 2   $1,184    151,550            SOLE                  151,550
MARK IV INDS INC                      COM      570387 10 0   $2,804    158,523            SOLE                  158,523
MAXIM GROUP INC                       COM      57772J 10 4   $1,077    200,400            SOLE                  200,400
NOVELL INC                            COM      670006 10 5   $8,447    211,500            SOLE                  211.500
PENN TREATY AMERN CORP                COM      707874 10 3     $213     13,500            SOLE                   13,500
PROTECTION ONE INC                    COM      743663 30 4      $19     10,000            SOLE                   10,000
QUADRAMED CORP                        COM      74730W 10 1   $5,621    644,700            SOLE                  644,700
QUANTA SVCS INC                       COM      74762E 10 2     $282     10,000            SOLE                   10,000
RGS ENERGY GROUP INC                  COM      74956K 10 4   $1,162     56,000            SOLE                   56,000
SAFETY-KLEEN CORP                     COM NEW  78648R 20 3   $1,648    145,700            SOLE                  145,700
SUNRISE ASSISTED LIVING INC           COM      86768K 10 6   $2,200    160,000            SOLE                  160,000
TOYS R US INC                         COM      892335 10 0   $2,727    190,500            SOLE                  190,500
WESTERN RES INC                       COM      959425 10 9   $2,063    121,800            SOLE                  121,800
ZIPLINK INC                           COM      989741 10 3   $1,385    110,800            SOLE                  110,800



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